Statement of Cash Flows - USD ($)		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	May 31, 2024	May 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Cash flows from operating activities:
Net income	$ (2,866)	$ 1,667,915	$ 1,988,997	$ (62,741)			$ 3,673,548		$ 906,058
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(2,113,665)	(2,586,357)				(5,016,986)		(1,326,563)
Formation and operating expenses paid by related parties				62,741
Payment of formation cost by related party	2,866
Changes in operating assets and liabilities:
Prepaid expenses		1,308	80,003				66,692		(111,669)
Accounts payable		60,000	26,351				86,351		8,789
Accrued expenses		81,185	150,714				386,100		7,500
Net cash used in operating activities		(303,257)	(340,292)				(804,295)		(515,885)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption		32,364,393					43,058,659
Investment of cash in Trust Account		(880,000)	(2,300,000)				(2,940,000)		(116,725,000)
Net cash provided by (used in) investing activities		31,484,393	(2,300,000)				40,118,659		(116,725,000)
Cash flows from financing activities:
Redemption of ordinary shares		(32,364,393)					(43,058,659)
Proceeds from working capital loan		160,500	50,000				650,000
Proceeds from extension loan		880,000	2,300,000				2,940,000
Collection of subscription receivable									25,000
Proceeds from sale of Units, net of IPO costs									112,366,519
Proceeds from sale of private placement units									5,325,000
Repayment of promissory note – related party									(174,406)
Net cash (used in) provided by financing activities		(31,323,893)	2,350,000				(39,468,659)		117,542,113
Net change in cash		(142,757)	(290,292)				(154,295)		301,228
Cash at the beginning of the period		146,933	301,228				301,228
Cash at the end of the period		4,176	10,936				146,933		301,228
Supplemental disclosure of non-cash investing and financing activities:
Initial Classification of Class A ordinary shares subject to redemption									118,051,563
Remeasurement of Common Stock subject to redemption		2,113,665	2,586,357				5,016,986
Extension Funds attributable to Common Stock subject to redemption		$ 880,000	$ 2,300,000				2,940,000
Deferred underwriting fee payable									4,025,000
Deferred offering costs paid for by Promissory note – related party									$ 68,411
OPERATING ACTIVITIES
Profit before tax				395,959	$ 1,143,302	1,175,377		$ 757,202
Adjustments for:
Depreciation of property, plant and equipment				7,686	4,375	8,217		4,792
Amortisation of right-of-use assets				20,141	14,944	21,598
Finance cost				6,586	5,439	7,325		17,381
Interest income				(13,881)	(11,392)	(15,433)		(7,412)
Plant and equipment written off					4,719			(1,443)
Property, plant and equipment written off						4,666
Unrealised currency translation loss				5,325	873	2,262		260
Net cash generated from operations				421,816	1,162,260	1,204,012		770,780
Changes in trade and other receivables				(286,525)	267,482	(37,379)		(163,077)
Changes in trade and other payables				197,217	142,263	402,098		1,164,680
Cash generated from operations				332,508	1,572,005	1,568,731		1,772,383
Tax paid				(190,274)	(478,964)	(470,888)		(83,282)
Interest paid				(6,586)	(5,439)	(7,325)		(17,381)
Interest received				794	994	1,055		7,412
Net cash generated from operating activities				136,442	1,088,596	1,091,573		1,679,132
INVESTING ACTIVITIES
Purchase of property, plant and equipment				(1,877)	(29,012)	(60,854)		(1,769)
Proceeds from disposal of property, plant and equipment								4,456
Net cash used in investing activities				(1,877)	(29,012)	(60,854)		2,687
FINANCING ACTIVITIES
Dividends paid					(1,028,446)	(1,028,446)
Placement of pledged fixed deposits								(687,530)
Withdrawal of pledged fixed deposit					160,061	192,966
Repayment of term loan & bank facility								(227,702)
Repayment of hire purchase payable								(2,662)
Repayments of lease liabilities				(17,422)	(11,669)	(17,207)
Net cash used in financing activities				(17,422)	(880,054)	(852,687)		(917,894)
Net increase in cash and restricted cash				117,143	179,530	178,032		763,925
Cash and restricted cash at the beginning of the period				1,101,771	1,034,523	1,034,523		280,066
Effects of currency translation on cash and restricted cash				220,674	(81,612)	(110,784)		(9,468)
Cash and restricted cash at the end of the period	1,101,771			1,439,588	1,132,441	1,101,771		1,034,523
Cash and cash balances	494,180			609,841	553,714	494,180		684,064
Restricted cash	607,591			829,747	578,727	607,591		350,459
Cash and restricted cash at the end of the year	$ 1,101,771			$ 1,439,588	$ 1,132,441	$ 1,101,771		$ 1,034,523